ISSUED CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2017
ISSUED CAPITAL AND RESERVES
Summary of common shares

	2017	2016
Authorized common shares (nominal value of US$0.001 per share)	2,759,171,830	2,759,171,830
Issued shares (see Note 1)	1,756,731,135	1,756,731,135
Treasury shares	(7,603,731)	(7,726,487)

Outstanding shares	1,749,127,404	1,749,004,648